Segment Reporting - Schedule of Reportable Segment Financial Results (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total segment net revenue	$ 41,885,000	$ 50,609,000		$ 76,696,000	$ 101,071,000	$ 191,221,000	$ 195,766,000	$ 173,165,000
Operating expenses
Direct operating costs	20,587,000	24,754,000		39,702,000	48,652,000	94,580,000	111,749,000	105,586,000
General and administrative	13,765,000	10,342,000		25,827,000	27,388,000	57,459,000	52,552,000	60,617,000
Change in fair value of contingent consideration	0	(300,000)		0	(300,000)	(300,000)	(39,348,000)	(603,000)
Depreciation, amortization and accretion	16,194,000	18,879,000		33,025,000	40,507,000	80,782,000	81,953,000	125,743,000
(Gain) loss on asset disposition	(1,789,000)	13,801,000		(1,584,000)	13,814,000	95,339,000	12,932,000	0
Impairment of long-lived assets, net and termination costs	26,942,000	4,980,000	$ 12,900,000	27,405,000	18,645,000	46,846,000	88,410,000	59,294,000
Total operating expenses	75,699,000	72,456,000		124,375,000	148,706,000	374,706,000	523,940,000	350,637,000
Operating loss	(33,814,000)	(21,847,000)		(47,679,000)	(47,635,000)	(183,485,000)	(328,174,000)	(177,472,000)
Interest expense, net	(4,325,000)	(25,900,000)		(16,397,000)	(62,466,000)	(79,892,000)	(7,612,000)	(20,328,000)
Change in fair value of investments, net	617,000	(652,000)		(5,128,000)	338,000	(5,380,000)	(14,701,000)	932,000
Income from sale-leaseback transfer of tax benefits	0	0		10,188,000	10,188,000	32,951,000	22,764,000	0
Gain on liability extinguishment	0	15,417,000		0	15,417,000	15,417,000	0	0
Other income, net	(1,236,000)	646,000		(1,083,000)	794,000	(2,624,000)	2,436,000	(267,000)
Loss before income taxes	(38,758,000)	(32,336,000)		(60,099,000)	(83,364,000)	(223,013,000)	(325,287,000)	(197,135,000)
Income tax (expense) benefit	998,000	(3,317,000)		(5,175,000)	7,057,000	8,124,000	19,378,000	21,548,000
Net loss	(37,760,000)	(35,653,000)		(65,274,000)	(76,307,000)	(214,889,000)	(305,909,000)	(175,587,000)
Less: Net loss attributable to noncontrolling interests	(49,080,000)	(1,985,000)		(49,268,000)	(27,053,000)	(20,244,000)	(63,609,000)	(96,116,000)
Net loss attributable to Greenbacker Renewable Energy Company LLC	11,320,000	(33,668,000)		(16,006,000)	(49,254,000)	(194,645,000)	(242,300,000)	(79,471,000)
Independent Power Producer
Revenue
Total segment net revenue	37,512,000	48,323,000		69,805,000	95,525,000	179,739,000	177,009,000	159,675,000
Operating Segments | Independent Power Producer
Revenue
Total segment net revenue	37,512,000	48,323,000		69,805,000	95,525,000	179,739,000	177,009,000	159,675,000
Operating expenses
Direct operating costs	18,582,000	22,077,000		35,711,000	40,711,000	81,868,000	95,049,000	91,911,000
General and administrative	1,510,000	3,700,000		4,340,000	6,984,000	12,120,000	15,231,000	13,992,000
Change in fair value of contingent consideration		0			0	0	0	0
Depreciation, amortization and accretion	15,296,000	19,233,000		30,952,000	38,449,000	76,483,000	73,790,000	116,506,000
(Gain) loss on asset disposition	(1,789,000)	13,801,000		(1,584,000)	13,814,000	95,339,000	12,932,000
Impairment of long-lived assets, net and termination costs	26,942,000	4,980,000		27,405,000	18,645,000	46,846,000	37,982,000	59,294,000
Total operating expenses	60,541,000	63,791,000		96,824,000	118,603,000	312,656,000	429,700,000	281,703,000
Operating loss	(23,029,000)	(15,468,000)		(27,019,000)	(23,078,000)	(132,917,000)	(252,691,000)	(122,028,000)
Operating Segments | Investment Management
Revenue
Total segment net revenue	4,373,000	2,286,000		6,891,000	5,546,000	11,482,000	18,757,000	13,490,000
Operating expenses
Direct operating costs	2,005,000	2,677,000		3,991,000	7,941,000	12,712,000	16,700,000	13,675,000
General and administrative	791,000	1,189,000		1,944,000	2,491,000	4,292,000	8,020,000	3,680,000
Change in fair value of contingent consideration		0			0	0	0	0
Depreciation, amortization and accretion	898,000	(354,000)		2,073,000	2,058,000	4,299,000	8,163,000	9,237,000
(Gain) loss on asset disposition	0	0		0	0	0	0
Impairment of long-lived assets, net and termination costs	0	0		0	0	0	50,428,000	0
Total operating expenses	3,694,000	3,512,000		8,008,000	12,490,000	21,303,000	104,287,000	26,592,000
Operating loss	679,000	(1,226,000)		(1,117,000)	(6,944,000)	(9,821,000)	(85,530,000)	(13,102,000)
All Other
Revenue
Total segment net revenue	0	0		0	0	0	0	0
Operating expenses
Direct operating costs	0	0		0	0	0	0	0
General and administrative	11,464,000	5,453,000		19,543,000	17,913,000	41,047,000	29,301,000	42,945,000
Change in fair value of contingent consideration		(300,000)			(300,000)	(300,000)	(39,348,000)	(603,000)
Depreciation, amortization and accretion	0	0		0	0	0	0	0
(Gain) loss on asset disposition	0	0		0	0	0	0
Impairment of long-lived assets, net and termination costs	0	0		0	0	0	0	0
Total operating expenses	11,464,000	5,153,000		19,543,000	17,613,000	40,747,000	(10,047,000)	42,342,000
Operating loss	$ (11,464,000)	$ (5,153,000)		$ (19,543,000)	$ (17,613,000)	$ (40,747,000)	$ 10,047,000	$ (42,342,000)